SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost, Total	$ 1,779	$ 1,467	$ 8,523	$ 3,814	$ 2,750
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost, Total	585	387	2,248	1,144	825
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost, Total	$ 1,194	$ 1,080	$ 6,275	$ 2,670	$ 1,925